LEGAL PROCEEDINGS	9 Months Ended	10 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
LEGAL PROCEEDINGS

NOTE 4  LEGAL PROCEEDINGS

The Company is involved in several lawsuits with its competitor, EMED Technologies Corporation (“EMED”), wherein EMED has alleged the Company’s needle sets infringe various patents controlled by EMED.  Certain of these lawsuits also allege antitrust violations, unfair business practices and various other claims.  Although no assurances can be given, the Company believes it likely that each of EMED’s patents at issue in these cases will be deemed invalid and that the Company will succeed on the merits with respect to all of the other elements of the cases.

The initial case involving EMED was filed by the Company in the United States District Court for the Eastern District of California on September 20, 2013, in response to a letter from EMED claiming infringement by the Company, and sought to establish the invalidity of the patent referenced in the letter – patent US 8,500,703 – or “’703.”  EMED answered the complaint and asserted patent infringement of ’703 and unfair business practice counterclaims. The Company responded by adding unfair business practice claims against EMED.  Both parties have requested injunctive relief and monetary damages in unspecified amounts.

On August 22, 2017, the Company filed a motion in this California case seeking a Preliminary Injunction prohibiting EMED from making false statements and claims regarding the products of both companies.  The motion has now been fully briefed, and the parties are awaiting action by the Court.

Earlier, on September 11, 2015, the Company requested an ex parte reexamination of the ’703 patent by the US Patent and Trademark Office (USPTO). The ex parte reexamination resulted in a Final Office Action dated July 19, 2017 rejecting all EMED claims of the patent.  On January 25, 2018 EMED filed an Appeal Brief with a Petition for Revival, and the ex parte reexamination is ongoing.

The second court case was filed by EMED in the United States District Court for the Eastern District of Texas on June 25, 2015, claiming patent infringement of another of its patents (US 8,961,476 – “’476”), by the Company’s needle sets, and seeking unspecified monetary damages. This ’476 patent is related to the ’703 patent.

On September 17, 2015 the Company requested an inter partes review (“IPR”) of ’476, and in response to the Company’s request, the Court entered an order staying the second case until after the Patent Trial and Appeal Board (“PTAB”) of the USPTO made a decision regarding the validity of the patent.  On January 12, 2017, the PTAB issued its Final Written Decision in the Company’s favor invalidating all but one of the claims in this patent.  The Company believes the remaining claim is not independently material to any of EMED’s litigation claims or the Company’s rights.  EMED appealed the PTAB’s ruling to the United States Court of Appeals for the Federal Circuit, which affirmed the PTAB’s Final Written Decision in the Company’s favor on April 3, 2018.  On April 18, 2018, EMED filed a petition for en banc rehearing, which was denied.  On August 16, 2018, EMED petitioned the United States Supreme Court for a Writ of Certiorari regarding Federal Court’s upholding of the PTAB’s Final Written Decision, which was denied on October 29, 2018, thus finally affirming the PTAB’s invalidation of ’476, save for one dependent claim.  As EMED did not plead this dependent claim in the charge of infringement, the Company expects the Eastern District of Texas to dismiss the ’476 case.

Following the PTAB’s Final Written Decision in the IPR of ’476, EMED filed a new patent application claiming priority back to the application that issued as ’703 at issue in the California case.  Submitted for accelerated examination, this new application issued as US 9,808,576 – “’576” on November 7, 2017.  On this same date, EMED filed a new case (third case) in the United States District Court for the Eastern District of Texas claiming patent infringement of ’576, also directed to the Company’s needle sets, and seeking unspecified damages and a preliminary injunction against the Company’s marketing of its needle sets.  The Company filed a Motion to Dismiss or Transfer Venue to the Southern District of New York (“SDNY”), which has resulted in the transfer to the SDNY.

On May 4, 2018 the Company requested an IPR of ’576 and EMED’s response was filed on August 24, 2018.  On November 2, 2018, the PTAB issued its decision denying institution of an IPR for ’576.  Consequently, the SDNY Court has lifted the stay of EMED’s ’576 infringement lawsuit and the Company will present its defenses to validity and infringement of the ’576 patent in that Court.  The SDNY Court has further ordered the parties to participate in a settlement conference tentatively set for January 2019.

EMED has petitioned the Eastern District of Texas for right to move the ’476 matter to the SDNY and for leave to amend the original complaint, but neither request is believed likely to succeed as both issues are years past statutory deadlines and at odds with prior statements made by EMED in this matter.

On April 23, 2018, EMED filed a new Civil Case in the Eastern District of Texas asserting antitrust, defamation and unfair business practice claims, and seeking unspecified damages, similar to those previously presented in the first case, described above.  The Company has filed a Motion to Dismiss and the parties are awaiting a decision by the Court.

Although the Company believes it has meritorious claims and defenses in these actions and proceedings, their outcomes cannot be predicted with any certainty. If any of these actions against the Company are successful, they could have a material adverse effect on the Company’s business, results of operations, financial condition and cash flows.

NOTE 10  LEGAL PROCEEDINGS

Lawyers representing EMED Technologies Corp. (“EMED”) sent RMS a letter dated, May 1, 2013, which alleged that the RMS High-Flo Butterfly design infringed a patent controlled by EMED.  RMS disputed this claim and believes that our design did not infringe and that the EMED patent itself was not valid.  Under advice of counsel, on September 20, 2013, the Company commenced in the United States District Court for the Eastern District of California a Declaratory Judgment action against competitor, EMED to establish the invalidity of one of EMED’s patents and non-infringement of the Company’s needle sets. EMED answered the complaint and asserted patent infringement and unfair business practice counterclaims. The Company responded by asserting its own unfair business practice claims against EMED. Both parties have requested injunctive relief and monetary damages. Discovery is ongoing.

On June 16, 2015, the Court issued what it termed a “narrow” Preliminary Injunction against the Company from making certain statements regarding some of EMED’s products. On June 23, 2016, EMED filed a Motion seeking to have the Company held in contempt, claiming that certain language in the Company’s device labeling does not comply with the injunction. In response to a Show Cause Order, the Company advised the Court that the language in the Company’s labeling that EMED challenged is language that the FDA directed the Company to use in its labeling. The Court discharged the Show Cause Order, effectively rejecting EMED’s contempt argument.

On March 24, 2016, EMED filed a Motion seeking a second Preliminary Injunction prohibiting RMS from selling three of its products in California.  The Company opposed that Motion on April 19, 2016.  The Order denying this second Preliminary Injunction was issued June 6, 2017.

On August 22, 2017, the Company filed a Motion seeking a Preliminary Injunction prohibiting EMED from making false statements and claims regarding the products of both companies.  EMED filed a Response and Objections to Company’s motion on September 21, 2017, and Company filed a subsequent Reply on September 28, 2017.  The Court issued a Minute Order on September 22, 2017 vacating a hearing set for October 5, 2017, and stating that if the Court determines oral hearings to be required, the parties will be notified.  Presently, the parties are awaiting further action by the Court.

On June 25, 2015, EMED filed a claim of patent infringement for the second of its patents, also directed to the Company’s needle sets, in the United States District Court for the Eastern District of Texas.  This second patent is related to the one concerning the Company’s declaratory judgment action. Given the close relationship between the two patents, the Company requested that the Texas suit be transferred to California.  Also, based on a validity review of the patent in the U.S. Patent and Trademark Office (“USPTO”), discussed below, the Company requested the Texas suit be stayed.  On May 12, 2016, the Court entered an order staying the case until after the Patent Trial and Appeal Board (“PTAB”) at the USPTO issued a final written decision regarding the validity of the patent.  On January 12, 2017, the PTAB issued its final written decision invalidating the claims asserted by EMED in the Texas litigation. On January 26, 2017, the Company and EMED requested that the Texas case remain stayed pending EMED’s appeal of the PTAB’s final ruling to the Court of Appeals for the Federal Circuit (“CAFC”).

On September 11, 2015, the Company requested an ex parte reexamination of the patent in the first filed case, and on September 17, 2015 the Company requested an inter partes review (“IPR”) of the patent in the second filed case. On November 20, 2015, the USPTO instituted the ex parte reexamination request having found a substantial new question of patentability concerning EMED’s patent in the first filed case. All EMED claims have been rejected by the USPTO Examiner in a Final Office Action dated July 19, 2017.  EMED filed a response to this Final Office Action on September 15, 2017, and subsequently filed a Notice of Appeal on October 17, 2017.  The Date for filing an Appeal Brief is two (2) months from the date of Notice.  On January 25, 2018 EMED filed an Appeal Brief with a Petition for Revival having unintentionally delayed the filing by more than two months.  Service was made to RMS on January 28, 2018.  Thus, the ex parte reexamination is ongoing.  A decision to institute the IPR for EMED’s patent in the second filed case was ordered by the USPTO on February 19, 2016 having determined a reasonable likelihood all claims of the patent may be found to be unpatentable.  Oral argument for the IPR was held on November 22, 2016 and a final ruling issued on January 12, 2017. In its final ruling, the PTAB held the claim asserted by EMED against the Company in the second filed case was invalid.  EMED appealed the PTAB’s final ruling, and EMED’s opening brief in the CAFC was filed on June 26, 2017.  The Company’s response brief was filed on August 3, 2017.  EMED filed a reply brief on August 17, 2017.  Presently, the parties are awaiting further action by the CAFC.

Following the final decision on January 12, 2017 by the PTAB in the IPR regarding the second patent, EMED apparently filed a new application in the USPTO claiming priority back to US Application 12/187,256 – which was issued as US 8,500,703, and the subject of the Ex-Parte Re Examination noted above.  This new application was submitted under the USPTO Tract 1 accelerated prosecution option and resulted in a new patent US 9, 808,576 issued November 7, 2017.  On this same date, EMED filed a new claim of patent infringement for this third patent, also directed to the Company’s needle sets, in the United States District Court for the Eastern District of Texas.  In light of the recent cases, including TC Heartland v. Kraft Foods Group, RMS has filed a Motion to Dismiss or Transfer Venue to the Southern District of New York.  EMED has filed a Response to this Motion, and RMS filed a further Response on February 8, 2018 a day ahead of the due date.  We await a decision by the Court.

Although the Company believes it has meritorious claims and defenses in these actions and proceedings, their outcomes cannot be predicted with any certainty. We believe that it is likely both patents will be determined invalid, however, if any of these actions against the Company are successful, they could have a material adverse effect on the Company’s business, results of operations, financial condition and cash flows.